SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 9:-	SUBSEQUENT EVENTS

Short term Loan Agreement

In July 2023, the Company entered into short-term loan agreement with non-financial institution in the amount of NIS 1,000 (approx. $358). The loan bears interest rate of 10% and should be repaid in October 2023.

NASDAQ Compliance Notice

On August 1, 2023, the Company received written notification from Nasdaq (the “Notification Letter”) that the closing bid price of the Common Shares had fallen below US$1.00 per share over a period of 30 consecutive business days, with the result that the Company was not in compliance with the Minimum Share Price Listing Requirement. The Notification Letter provided that the Company has until January 16, 2024, being 180 calendar days following receipt of such notice to regain compliance with the Minimum Share Price Listing Requirement for a minimum of 10 consecutive business days.